Short-term loans and current portion of long-term debt (Details) ¥ in Thousands, $ in Thousands	Dec. 31, 2025 CNY (¥)	Dec. 31, 2025 USD ($)	Dec. 31, 2024 CNY (¥)
Debt Instrument [Line Items]
Short-term loans	¥ 1,598,530		¥ 1,571,179
Current portion of long-term debt	3,262,316		657
Total	4,860,846	$ 695,092	1,571,836
Current portion of long-term bank loans and other long-term borrowing
Debt Instrument [Line Items]
Current portion of long-term debt	3,169,000		0
Current portion of Convertible senior notes (Note14)
Debt Instrument [Line Items]
Current portion of long-term debt	¥ 93,316		¥ 657